Subsequent Events (Details) In Thousands, unless otherwise specified	12 Months Ended								0 Months Ended				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 China Merchants Bank term loan USD ($)	Dec. 31, 2013 China Merchants Bank term loan CNY	Dec. 31, 2013 Bank of China term loan Sinovac Dalian	Dec. 17, 2012 Bank of China credit facility Sinovac Dalian USD ($)	Dec. 17, 2012 Bank of China credit facility Sinovac Dalian CNY	Jan. 30, 2014 Subsequent events China Merchants Bank term loan Sinovac Beijing USD ($)	Jan. 30, 2014 Subsequent events China Merchants Bank term loan Sinovac Beijing CNY	Mar. 03, 2014 Subsequent events China Merchants Bank term loan Sinovac Beijing USD ($)	Mar. 03, 2014 Subsequent events China Merchants Bank term loan Sinovac Beijing CNY	Mar. 12, 2014 Subsequent events Bank of China term loan Sinovac Dalian USD ($)	Mar. 12, 2014 Subsequent events Bank of China term loan Sinovac Dalian CNY
Subsequent Events
Repayments of loans	$ 4,089	$ 4,755	$ 10,659						$ 1,652	10,000			$ 826	5,000
Maximum borrowing capacity				$ 1,652	10,000		$ 33,038	20,000			$ 4,956	30,000
Interest rate (as a percent)						7.40%					6.90%	6.90%